SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidations

The accompanying consolidated financial statements have been prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions, balances and profits between the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the Board of Directors (“Board”); to cast a majority of votes at the meeting of the Board of Directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, bad debt provision, inventories provision, loss contract accruals, valuation of investment in securities, valuation of derivative assets, useful lives and estimated residual value of property, equipment and software, valuation allowance on deferred tax assets, provision for uncertain tax positions and certain assumptions related to the valuation of share-based compensation.

(c) Fair value of financial instruments

The guidance on fair value measurements establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income.

(d) Derivatives and Hedging Activities

The Company has entered into foreign exchange forward contracts with certain banks to reduce the exposure of significant changes in exchange rates between RMB and foreign currencies. These contracts are not designated as hedges and are marked to market at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s derivative instruments have not met the criteria for hedge accounting within the authoritative guidance. Therefore, the foreign currency forward contracts have been recorded at fair value, with gains or losses on these transactions recorded in the consolidated statements of operations within other income or other expense in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company used a discounted cash flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument.

(e) Functional currency and foreign currency translations

The Company and its non-PRC subsidiaries’ functional currency is the United States dollar (“US dollar” or “US$”). The Company’s PRC subsidiaries’ functional currency is the Renminbi (“RMB”), the official currency in the PRC. Transactions denominated in currencies other than the functional currencies are translated into the functional currencies at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the transaction dates. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses are recognized in the consolidated statements of operations. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates quoted by the PBOC at the date when the assets and liabilities occur.

The reporting currency of the Group is US dollar. Assets and liabilities are translated at the exchange rates at the balance sheet date, shareholders’ equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown, net of tax, as a separate component in the consolidated statements of changes in shareholders’ equity.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and highly liquid investments that are unrestricted as to withdrawal and use that have original maturities of three months or less from the date of purchase. Included in the cash and cash equivalents balance as of December 31, 2010 and 2011 are balances denominated in US$ amounting to US$16,823,630 and US$15,459,546, respectively. As of December 31, 2011, US$31,443,050 and US$5,985,093 of cash and cash equivalents are under the jurisdiction of PRC and Hong Kong, respectively. As of December 31, 2010, US$44,136,696 and US$4,755,982 of cash and cash equivalents are under the jurisdiction of PRC and Hong Kong, respectively.

(g) Restricted cash

Restricted cash at December 31, 2010 includes cash held as collateral for foreign exchange forward contracts. Restricted cash at December 31, 2011 includes cash held as collateral for foreign exchange forward contracts of US$697,409, cash in the depositary bank intended for future repurchase of shares of US$1,007,725, funds received from government eligible to certain scientists of the Company of US$753,861 and payables to employees for exercised share options of US$103,480.

(h) Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group provides specific provisions for bad debts when facts and circumstances indicate that the collection is doubtful and a loss is probable and estimable. For the years ended December 31, 2009, 2010 and 2011, the Group recorded allowance for doubtful accounts of US$30,000, US$34,058 and US$149,783, respectively, and wrote off bad debts of nil, US$113,435 and nil for the years presented, respectively. Allowance for doubtful accounts was US$34,058 and US$183,841 as of December 31, 2010 and 2011, respectively.

(i) Inventories

Inventories consisting of raw materials, costs incurred prior to delivery and customer acceptance of undelivered compounds are stated at the lower of cost or market. The Company determines cost on a weighted-average basis. Cost comprises direct materials and where applicable, of direct labor and overhead costs that has been incurred in bringing inventories to their present location and condition. Writedowns for inventories valuation were US$51,940, US$44,914 and US$369,100 for the years ended December 31, 2009, 2010 and 2011, respectively, and once recorded, result in a new cost basis for the related inventories and such writedowns are not reversed until such inventory are sold or otherwise disposed. For the years ended December 31, 2009, 2010 and 2011, nil, US$70,052 and US$44,211 of such reserves were removed with the sale or disposal of such inventories, respectively.

(j) Investment in securities

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

The Group recorded the investment in convertible and redeemable preferred shares, which are in nature of debt securities, as an available-for-sale investment. Subsequent to initial recognition, available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive income included in the consolidated statement of changes in shareholders’ equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in other comprehensive income are removed from the consolidated statement of changes in shareholders’ equity and recognized in the consolidated statements of operations. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. The Group evaluates the investments periodically for possible other-than-temporary impairment. An other-than-temporary impairment must be recognized if an investor has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis.

(k) Property, plant, equipment and software

Property, plant, equipment and software are stated at cost less accumulated depreciation and amortization. Costs include amounts paid to acquire or construct the assets. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. As of December 31, 2010 and 2011, assets classified as construction in progress mainly relate to the construction of manufacturing facility and laboratory service building located in Fengxian for pharmaceutical development services, the leasehold improvements and equipments which need construction or installation. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation/amortization are removed from the accounts and any resulting gains or losses are recognized in the consolidated statements of operations. Repair and maintenance costs are expensed as incurred.

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual values:

Leasehold improvements	Shorter of the lease term or the estimated useful lives
Building and constructions	20 years
Experimental equipment	3-10 years
Vehicles	5 years
Office equipment and others	5 years
Software licenses	1-10 years

Residual value is determined based on the economic value of the property, plant and equipment at the end of the estimated useful period, with a range from 0% to 10% of the original costs.

(l) Land use right

Land use right represents fees paid to obtain the right to use land in the PRC. Amortization is computed using the straight-line method over the terms specified in the land use right certificate of 50 year or the remaining term in the certificate from the acquisition of the land use right.

(m) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amounts to the future undiscounted cash flows the assets are expected to generate. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the amount by which the carrying value of the asset exceeds its fair value. No impairment of long-lived assets was recognized for the years ended December 31, 2009, 2010 and 2011.

(n) Revenue recognition

The Group provides a broad range of integrated laboratory and manufacturing services in the drug discovery and development process to pharmaceutical and biotechnology companies. Laboratory services include contracts on full time equivalent (“FTE”) basis and fee-for-service basis.

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds.

For laboratory services provided under a FTE basis, the customer pays a fixed rate per laboratory worker on a full time employment basis and the Group recognizes revenue as the services are provided. The FTE contracts do not require acceptance by the customer or have obligations for fixed deliverables by the Group.

Prior to January 1, 2011, Laboratory services provided on a fee-for-service basis often include multiple elements of deliverables. Upon entering into such contractual agreements involving multiple elements of deliverables, the Group first determines whether each deliverable has standalone value to the customer. If the deliverables each have standalone value to the customer, then a separate unit of accounting is adopted to each separate deliverable. If any of the deliverables are not considered to have standalone value to the customer, then the deliverables are considered bundled and only one unit of accounting is assigned to the entire arrangement.

In September 2009, the FASB amended the accounting standards for multiple deliverables revenue arrangements. The new standard was adopted effective January 1, 2011 and requires the Group to use its best estimate of selling price (“BESP”) for the deliverables in an arrangement when vendor specific objective evidence (“VSOE”) or third party evidence of the selling price (“TPE”) is not available. The BESP should be determined in a way that is consistent with the price at which the Company would sell the deliverable if the item were to be sold separately. The residual method of allocating arrangement consideration will no longer be permitted.

The Group generally is not able to establish TPE or VSOE for its services, as the deliverables are highly customized and competitor pricing is not available or the Group is unable to reliably determine what similar competitor products’ selling prices are on a stand-alone basis. BESP for deliverables is generally established based on labor costs, reagents and supplies costs, overhead costs, risks and complexity of the work and expected profit margins developed from the competitive bidding process for customer contracts. The Group allocates the contractual arrangement’s value at the inception of the arrangement using relative fair value method based upon BESP. Consistent with the Group’s accounting policies prior to the adoption of this standard, revenue is recognized as each element is earned, provided that the fair value of the undelivered element(s) has been determined, the delivered element(s) has stand-alone value, there is no right of return on delivered element(s), and the Group is in control of the undelivered element(s). An element is considered earned upon the delivery or acceptance of the deliverables. The adoption of this standard did not have any impact on the consolidated financial statements.

For arrangements that include service elements, revenue is recognized for the service element using the proportionate performance method. The Group bases measurement of performance on a comparison of direct labor hours through that date to estimated total direct labor hours to complete the arrangement under the contract. The Group believes this is the best indicator of the performance of the contractual obligations. Changes in the estimated total direct labor hours to complete a contract without a corresponding proportional change to the contract value result in a cumulative adjustment to the amount of revenue recognized in the period in which the change in estimate is determined.

Under certain arrangements, a portion of the payments owed to the Group are contingent upon successful achievement of performance standards or research and development success milestones. Revenues are recognized when the milestone achievements are accepted by the customers.

Under certain fee-for-service arrangements, the customers confirm the acceptance of the completed deliverables but require the Group to hold the deliverables temporarily to meet their shipping schedules. Under such arrangements, the customers also confirm that the Group has the rights to bill them upon the acceptance and any extra reprocessing costs due to the delay of shipping are to be burdened by them. So for such bill and hold arrangements, revenue is recognized upon acceptance of the deliverables by the customers even if the delivery doesn’t incur. The amount of bill and hold sales were immaterial for all periods presented. At December 31, 2011, there were no bill and hold arrangements outstanding.

In the event of changes in the scope, nature, duration, or volume of services of the contract with a customer, the Group negotiates to modify its existing contract or establish a new contract to reflect the changes. The Group recognizes renegotiated amounts as revenue by revision to the total contract value resulting from the renegotiated contract.

Most of the Group’s revenue contracts can be terminated by its customers either immediately or after a specified period following notice. These contracts typically require the customer to pay the Group the fees earned through the termination date. Therefore, revenue recognized prior to cancellation generally does not require an adjustment upon cancellation.

Costs incurred prior to the delivery and acceptances of the deliverables are capitalized in inventory as work in progress. Cash received in advance of the delivery and acceptances of the deliverables are recorded as advances from customers.

The Group also provides research manufacturing services to its customers. Revenue from the sale of manufactured products is recognized upon delivery and acceptance by the customer when title and risk of loss have been transferred. Revenue from the sale of manufactured products was not material for the years ended December 31, 2009, 2010 and 2011, respectively.

(o) Sales taxes

Certain laboratory services provided are subject to sales tax at a rate of 5%. Sales tax and related charges are recognized as sales taxes and are deducted from gross revenues and recorded as a liability to the taxing authorities to arrive at net revenues. The Group historically received sales tax exemptions for certain laboratory services upon the approval from local authorities. Tax exemptions for the years ended December 31, 2009, 2010 and 2011 were US$2,598,524, US$3,566,799 and US$4,479,751, respectively.

(p) Shipping and handling costs

Shipping and handling costs are included in selling and marketing expenses in the consolidated statements of operations. For the years ended December 31, 2009, 2010 and 2011, shipping and handling costs were US$183,628, US$229,385 and US$271,409, respectively.

(q) Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives from the lessor are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(r) Government subsidies

The Group’s government subsidies can generally be divided into 1) research related, 2) hiring and training related 3) capital expenditure related and 4) others.

For capital expenditure related government subsidies, the subsidies are initially recorded as advanced subsidies and recognized as a reduction of depreciation expenses using straight-line method over the useful life of the assets ready in use. The Group recognized nil, US$10,097 and US$444,407 as a reduction of depreciation expenses in cost of revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

For other government subsidies, the Group recognizes the cash subsidies as other income when received if there are no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits, or initially record as liabilities and recognize as other income upon when the obligations for earning such subsidies have been met. Other government subsidies were immaterial for all periods presented.

For research related and hiring or training related government subsidies, the Group originally recognized the cash subsidies as other income when received if there is no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits, or initially recorded as liabilities and recognized as other income upon when the obligations for earning such subsidies have been met.

Effective on July 1, 2011, the Group changed the accounting policy for research and hiring or training related government subsidies by classifying such subsidies as operating income rather than the original non-operating income. In addition research related costs were reclassified from cost of revenues to other operating expenses, and hiring or training related expenses continue to be recorded in general and administrative expenses. Although ASC 250 requires a retrospective application, the Group determined that a prospective application is deemed reasonable due to the insignificant impact in prior periods. As a result of the change in accounting policy, effective from July 1, 2011 under the prospective application, the Group’s gross profit and profit from operations for fiscal 2011 increased by $194,000 and $360,000, respectively. Should a retrospective application be adopted, the impact on the Company’s gross profit would increase by nil, $266,000, and $120,000 for fiscal years 2009, 2010 and 2011, respectively, and the impact on the Company’s profit from operations would increase by $453,000, $607,000 and $384,000 for fiscal years 2009, 2010 and 2011, respectively. There would be no impact on the Company’s net income for fiscal years 2009, 2010 and 2011. After the accounting policy change, the cash subsidies are recognized as other operating income when received if there are no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits or initially recorded as liabilities and recognized as other operating income upon when the obligations for earning such subsidies have been met. Accordingly the costs related to such subsidies are recognized as other operating expenses to better reflect the economics of the subsidies.

The Group believes the change in accounting policy is preferable as it better reflects the substance of the government assistance which is more in line with the operating nature of the transaction. The accounting policy change is not retrospectively applied to all prior periods as well as current periods (the first and second quarter of 2011) because the financial impact of such change is assessed to be immaterial both qualitatively and quantitatively.

For the years ended December 31, 2009, 2010 and 2011, research and hiring or training related subsidies of US$453,016, US$606,445 and US$384,474 were recognized as other income, respectively. After the accounting policy change, US$360,378 of such subsidies were recognized as other operating income and US$193,763 of such subsidies related costs were recognized as other operating expenses for the year ended December 31, 2011.

The balance of the cash subsidies recorded as other payables and accrued liabilities were US$638,011 and US$151,423 as of December 31, 2010 and 2011, respectively. And the balance of the cash subsidies recorded as non-current advanced subsidies were nil and US$3,120,768, respectively.

(s) Other income

Other income primarily includes rental income from the sublease of the leased office building, recognized research and hiring or training related government subsidies before the accounting policy change effective since the third quarter of 2011(Note 2(r)), investment income from the sales of investment, foreign exchange gain, reversal of long aging accounts payable and gains recognized on foreign exchange forward contracts. The long aging accounts payables that were reversed all had aging over five years with no correspondence from vendors asking for payments during the period so the Company believes the risk and possibility to pay such liabilities are very low and it is proper to reverse such long aging balances. Rental income was US$420,625, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively. Investment income recognized for the contingent consideration upon the achievement of milestones by investee and cash receipt was nil, US$275,929 and nil for the years ended December 31, 2009, 2010 and 2011, respectively. Foreign exchange gain was nil, nil and US$770,979 for the years ended December 31, 2009, 2010 and 2011. Reversal of long aging accounts payable was nil, nil and US$276,885 for the years ended December 31, 2009, 2010 and 2011, respectively. Gains recognized on foreign exchange forward contracts were US$74,546, US$3,049,211 and US$2,445,470 for the years ended December 31, 2009, 2010 and 2011, respectively.

(t) Other expenses

Other expenses primarily include foreign exchange losses, losses recognized on foreign exchange forward contracts, one-time fees for potential merger & acquisition projects and disposal losses during the legal closure process of CGNH. Foreign exchange losses were US$125,305, US$29,855 and nil for the years ended December 31, 2009, 2010 and 2011, respectively. Losses recognized on foreign exchange forward contracts were nil, US$15,269 and US$586,838 for the years ended December 31, 2009, 2010 and 2011, respectively. One-time fees for potential merger and acquisition projects were nil, nil and US$132,703 for the years ended December 31, 2009, 2010 and 2011. Disposal losses during the legal closure process of CGNH were nil, nil and US$196,636 for the years ended December 31, 2009, 2010 and 2011, respectively.

(u) Share-based compensation

Share-based compensation expense for all share-based payment awards granted is determined based on the grant date fair value. Share-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated using a Black-Scholes option pricing model (“Black-Scholes model”). Share-based compensation is expensed ratably on a straight-line basis for awards with service conditions only over the requisite service period, which is generally the vesting term of the share-based payment awards. The graded vesting method is applied to awards with performance conditions.

(v) Income tax

Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The guidance on accounting for uncertain tax positions in income taxes clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements, and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Company’s policy is to recognize, if any, uncertain tax position related interest as interest expenses and penalties as other expenses.

(w) Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Series A convertible preferred shares using the if-converted method, and shares issuable upon the exercise of stock options for the purchase of ordinary shares using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(x) Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of shareholders’ equity but are excluded from net income. For all periods presented, other comprehensive income represented impacts of foreign currency translation adjustments. The Group discloses this information in the consolidated statements of changes in shareholders’ equity.

(y) Segment reporting

The Company currently operates and manages its business as a single segment. In accordance with “Disclosures about Segment of an Enterprise and Related Information”, the Company’s chief operating decision-maker has been identified as the chief executive officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the consolidated financial statements.

(z) Profit appropriation and statutory reserves in PRC

PRC Operating Subsidiaries are wholly foreign owned enterprises incorporated in the PRC, and are required to make appropriations from after-tax profits to non-distributable reserve funds. A subsidiary, after recouping its accumulated losses, need to make appropriations to general reserve fund and staff bonus and welfare fund (“the statutory reserves”). The general reserve fund requires annual appropriations of 10% of after-tax profit (determined by generally accepted accounting principles in the PRC (“PRC GAAP”)) until such fund has reached 50% of the subsidiary’s registered capital; the percentage of appropriation for staff bonus and welfare fund is determined at the discretion of its Board. The statutory reserves can only be used for specific purposes, such as offsetting accumulated losses, enterprise expansion or staff welfare. These reserves are not transferrable to the Group in the form of dividends, advances or loans. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves. The Group made appropriations to the general reserve funds of US$1,561,060, US$1,349,068 and US$1,756,860 for the years ended December 31, 2009, 2010 and 2011, respectively.

(aa) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2009, 2010 and 2011.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC GAAP. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(z)).

(ab) Certain risks and concentration

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash equivalents, accounts receivables and prepayments and other current assets. As of December 31, 2010 and 2011, substantially all of the Group’s cash equivalents were held in major financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash equivalents are financially sound based on public available information. Accounts receivables are typically unsecured and primarily denominated in US dollars. The Group does not require collateral or other security to support financial instruments subject to credit risks.

The Group’s customers include pharmaceutical and biotechnology companies. In the majority of circumstances, there are agreements in force with these entities that provide for the Group’s continued involvement in present research projects. However, there exists the possibility that the Group will have no further association with these entities once the ongoing projects conclude.

The following table summarizes the percentage of the Group’s revenue and accounts receivable represented by customers with balances over 10% of total revenue for the years ended December 31, 2009, 2010, and 2011, and over 10% of accounts receivable as of December 31, 2010 and 2011, respectively:

	2009	2010	2011
Revenue

Customer A	27%	21%	18%
Customer B	10%	8%	7%
Customer C	3%	7%	11%

	As of December 31,
	2010	2011
Accounts receivable

Customer A	20%	15%
Customer C	10%	16%

(ac) Repurchase of shares

When the Company’s shares are retired, or purchased for constructive retirement (with or without an intention to retire the stock formally in accordance with applicable laws), the excess of the purchase prices over their par value is allocated between retained earnings and additional paid-in capital subject to the limitation on the amount to be additional paid-in capital described in ASC 505-30-30-8.

When the Company’s shares are acquired for purposes other than retirement, the treasury stock is accounted for under the cost method.

(ad) Recent accounting pronouncements

In May 2011, FASB issued amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS. The amendments clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The new guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company will adopt this guidance effective January 1, 2012, and are currently evaluating the impact of the adoption of this standard to our consolidated financial.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have a material impact on the Group’s financial statements.